Acquisition and Disposal (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Mar. 31, 2023	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Acquisition and Disposal [Line Items]
Aggregate ordinary share (in Shares) | shares	284,113,314
Acquisition related costs	¥ 1,369
Reveune			¥ 1,185,326	$ 163,104	¥ 114,440	¥ 188,741
Net loss attributable to owners of the Company			(289,670)	(39,860)	(43,577)	(60,667)
Equity interest		100.00%
Total consideration			20,000
Disposal of subsidiary			329	$ 45	¥ 13,737
AIX [Member]
Acquisition and Disposal [Line Items]
Equity interests percentage	50.10%
Acquisition of AIX [Member]
Acquisition and Disposal [Line Items]
Aggregate ordinary share (in Shares) | shares	568,226,628
Reveune	¥ 1,123,177
Net loss attributable to owners of the Company	¥ 2,230
Discontinued Operations [Member]
Acquisition and Disposal [Line Items]
Disposal of subsidiary			¥ 13,737